                              NUVEEN MUTUAL FUNDS
                           SUPPLEMENT TO PROSPECTUSES
                              Dated March 26, 2001


-------------------------------------------------------------------------------------------
        Prospectuses Dated June 28, 2000              Prospectuses Dated September 28, 2000

Nuveen Flagship Multistate Trust II                    Nuveen Flagship Multistate Trust III
Nuveen California Insured Municipal Bond Fund          Nuveen Tennessee Municipal Bond Fund
Nuveen Massachusetts Insured Municipal Bond Fund
Nuveen New Jersey Municipal Bond Fund                  Nuveen Flagship Multistate Trust IV
                                                       Nuveen Kentucky Municipal Bond Fund
                                                         Nuveen Ohio Municipal Bond Fund

-------------------------------------------------------------------------------------------


The portfolio managers listed below have assumed management responsibility for the specified Nuveen mutual funds. This will not change the fund's investment objectives, policies or day-to-day portfolio management practices. Each fund utilizes a team approach and each lead manager has extensive experience managing municipal bond portfolios.


Fund                                                     Portfolio Manager              Investment Experience
----                                                     -----------------              ---------------------
Nuveen California Insured Municipal Bond Fund            Steven J. Krupa                Vice President, Nuveen Advisory
Nuveen Massachusetts Insured Municipal Bond Fund

Nuveen Kentucky Municipal Bond Fund                      Richard A. Huber               Vice President, Nuveen Advisory and
Nuveen Ohio Municipal Bond Fund                                                         Institutional Advisory (since 1/97);
Nuveen Tennessee Municipal Bond Fund                                                    formerly, of Flagship Financial

Nuveen New Jersey Municipal Bond Fund                    Thomas C. Spalding, Jr.        Vice President, Nuveen Advisory and
                                                                                        Institutional Advisory; Chartered
                                                                                        Financial Analyst


In addition, effective March 19, 2001, the address for Chase Global Funds Services, transfer agent, and Chase Manhattan Bank, Custodian, is changing. All correspondence, purchases, redemption and exchange requests and other communications for any of the Nuveen mutual funds should be sent to:

Nuveen Investor Services
P. O. Box 660086
Dallas, Texas 75266-0086


                   PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE

                              NUVEEN MUTUAL FUNDS
               SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
                              Dated March 28, 2001

                             Nuveen Municipal Trust
           Statement of Additional Information dated August 28, 2000
                           Nuveen Multistate Trust I
          Statement of Additional Information dated September 28, 2000
                           Nuveen Multistate Trust II
            Statement of Additional Information dated June 28, 2000
                          Nuveen Multistate Trust III
          Statement of Additional Information dated September 28, 2000
                           Nuveen Multistate Trust IV
          Statement of Additional Information dated September 28, 2000

As of March 19, 2001, the address for Chase Global Funds Services, transfer agent, and Chase Manhattan Bank, Custodian, has changed. All correspondence, purchases, redemption and exchange requests and other communications for any of the Nuveen mutual funds should be sent to:

Nuveen Investor Services
P. O. Box 660086
Dallas, Texas 75266-0086

In addition, in the section Additional Information on the Purchase and Redemption of Fund Shares the following should be added:

     The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

      PLEASE KEEP THIS WITH YOUR FUND STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE